Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables	Prepayments and other receivables consisted of the following:
	December 31, 2013		December 31, 2012
	RMB	US$	RMB
Prepayments	593	98	627
Other receivables	25,514	4,215	25,547
	26,107	4,313	26,174